Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Cash ana Cash Equivalents and Restricted Cash

NOTE 3: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents consisted of the following:

	June 30,2019	December 31,2018
Cash on hand and at banks	$15,156	$16,958

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

As of June 30, 2019 and December 31, 2018, restricted cash amounted to $1,699 and $1,934, respectively, and related to amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Containers L.P.’s credit facilities.

	June 30, 2019	December 31, 2018
Reconciliation of cash and cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	15,156	16,958
Restricted cash	1,699	1,934
Total cash and cash equivalents and restricted cash	$16,855	$18,892